Accrued Liabilities	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Liabilities	NOTE 4 – ACCRUED LIABILITIES The Company had accrued professional fees of $3,251 and $5,250 at March 31, 2017 and December 31, 2016, respectively.	NOTE 4 - ACCRUED LIABILITIES As of December 31, 2016, the Company had accrued professional fees of $5,250.